UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey - 82.8%	Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	$1,850	$1,065,396

	Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%, 12/01/10	340	340,541

	Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50%, 12/01/09	25	25,050

	Cape May Point, New Jersey, GO, 5.70%, 3/15/13	600	631,968

	Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge Revenue Refunding Bonds, 5%, 7/01/24	2,450	2,427,827

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%, 1/01/26 (a)	15,000	15,089,550

	Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Refunding Bonds (Port District Project), Series A, 5.20%, 1/01/27 (a)	350	351,904

	Essex County, New Jersey, Improvement Authority, Project Consolidation Revenue Refunding Bonds, 5.50%, 10/01/29 (b)	1,500	1,535,355

	Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.235%, 11/01/27 (a)(c)	4,135	1,516,842

	Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (a)	1,640	1,830,945

	Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (a)	2,080	2,375,651

	Garden State Preservation Trust of New Jersey Revenue Bonds, Series B, 5.168%, 11/01/24 (a)(c)	10,000	4,541,900

	Hopatcong Boro, New Jersey, GO, 5.75%, 8/01/13 (d)(e)	1,300	1,515,956

	Knowlton Township, New Jersey, Board of Education, GO, 6.60%, 8/15/11	169	189,544

	Middlesex County, New Jersey, COP, Refunding, 5%, 8/01/22 (b)	200	202,590

	Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds (Golf Course Projects), 5.25%, 6/01/26	1,705	1,765,800

	Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick Apartments Rental Housing), AMT, 5.15%, 2/01/24 (f)	2,965	2,885,716

	Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich Center Hotel/Conference Project), Series A, 5%, 1/01/15	945	744,490

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	$520	$441,849

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	790	592,508

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (g)	125	89,495

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	3,845	2,792,085

New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%, 6/01/24	875	846,387

New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%, 6/01/32	500	443,535

New Jersey EDA, EDR, Refunding (Burlington Coat Factory), 6.125%, 9/01/10	80	80,200

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	2,500	1,877,375

New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5%, 12/01/24 (e)	6,500	6,672,315

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%, 1/01/37	1,000	620,550

New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%, 11/01/31	1,330	889,185

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,500	1,136,715

New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%, 10/01/14	1,250	1,120,100

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.949%, 7/01/21 (b)(c)	1,675	895,237

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/27 (b)	2,000	1,918,700

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/29 (b)	2,100	1,972,236

New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT, Series A, 6.40%, 5/01/32 (b)	100	92,940

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	2,000	1,377,920

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/36	600	372,120

New Jersey EDA, Revenue Bonds (American Airlines, Inc. Project), AMT, 7.10%, 11/01/31	1,075	486,577

New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A, 3.515%, 7/01/12 (b)(c)	4,000	3,641,200

New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	350	234,433

New Jersey EDA, Revenue Bonds (Saint Barnabas Medical Center Project), Series A, 5.621%, 7/01/23 (b)(c)	4,000	1,536,000

New Jersey EDA, School Facilities Construction Revenue Bonds, Series G, 5%, 9/01/13 (d)(e)	2,500	2,837,825

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%,
3/01/30 (a)	$1,700	$1,650,496

New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
5.25%, 3/01/23	1,590	1,645,411

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
5%, 9/01/37 (e)	500	484,495

New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z,
5.50%, 12/15/34 (h)	1,500	1,549,320

New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%,
12/15/34 (h)	1,000	1,071,120

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
Management, Inc.), AMT, Series A, 5.30%, 6/01/15	2,000	1,839,880

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc.
Project), AMT, 6.25%, 9/15/19	3,000	2,213,430

New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund),
Series A, 5.246%, 3/15/21 (b)(c)	2,000	1,122,400

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (e)	1,250	903,762

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
Water Company, Inc. Project), AMT, Series A, 6.875%, 11/01/34 (i)	100	88,884

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Avalon at Hillsborough), AMT, Series A, 6.625%, 7/01/35	500	336,110

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Children’s Specialized Hospital), Series A, 5.50%, 7/01/36	460	343,510

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Hunterdon Medical Center), Series A, 5.25%, 7/01/25	750	658,462

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Hunterdon Medical Center), Series A, 5.125%, 7/01/35	1,100	864,303

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Kennedy Health System), 5.50%, 7/01/21	2,000	1,976,920

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Kennedy Health System), 5.625%, 7/01/31	455	407,389

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Meridian Health), Series I, 5%, 7/01/38 (h)	1,925	1,850,445

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Pascack Valley Hospital Association), 6%, 7/01/13 (j)(k)	830	25,979

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(RWJ Healthcare Corporation), Series B, 5%, 7/01/25 (g)	250	205,557

New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
Jersey Hospital System), 6%, 7/01/12 (d)	1,500	1,704,075

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (d)	405	458,857

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	505	528,765

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Bayshore Community Hospital), 5.125%, 7/01/32 (g)	1,500	1,115,280

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Capital Health System, Inc.), Series A, 5.75%, 7/01/23	$600	$549,990

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (General Hospital Center at Passaic), 6.75%, 7/01/19 (a)(l)	125	155,880

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Hackensack University Medical Center), 5.25%, 1/01/36 (h)	3,600	3,579,228

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series A, 5%, 7/01/29	3,940	2,943,141

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B, 5.902%, 7/01/30 (c)	4,500	597,105

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B, 5.697%, 7/01/36 (c)	7,360	526,755

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B, 5.763%, 7/01/37 (c)	7,000	453,740

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/36	1,000	806,040

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/46	3,150	2,444,494

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/21	805	862,058

New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
Series A, 5.50%, 3/01/10 (b)(d)	3,070	3,177,665

New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh
Dickinson University), Series D, 5.25%, 7/01/32 (m)	1,500	1,126,545

New Jersey State Educational Facilities Authority Revenue Bonds (Georgian
Court College Project), Series C, 6.50%, 7/01/13 (d)	750	895,957

New Jersey State Educational Facilities Authority Revenue Bonds (Kean
University), Series D, 5.25%, 7/01/13 (d)(i)	250	285,320

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series F, 5%, 7/01/11 (d)(i)	500	539,075

New Jersey State Educational Facilities Authority Revenue Bonds (New
Jersey Institute of Technology), Series G, 5.25%, 7/01/19 (b)	1,000	1,047,080

New Jersey State Educational Facilities Authority Revenue Bonds (Public
Library Project Grant Issue), Series A, 5.50%, 9/01/19 (e)	1,120	1,203,362

New Jersey State Educational Facilities Authority Revenue Bonds (Rider
University), Series C, 5%, 7/01/37 (g)	2,400	1,765,200

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5%, 7/01/14 (b)(d)	650	743,743

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5.125%, 7/01/14 (b)(d)	715	822,615

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(College of New Jersey), Series D, 5%, 7/01/35 (a)	1,000	998,480

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Georgian Court University), Series D, 5%, 7/01/33	500	380,065

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Ramapo College), Series I, 4.25%, 7/01/36 (e)	295	244,738

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series B, 5%, 7/01/27 (h)	$1,250	$1,266,687

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series B, 4.25%, 7/01/34 (b)(i)	1,950	1,602,120

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Stevens Institute of Technology), Series A, 5%, 7/01/34	1,400	1,055,124

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(William Paterson University), Series C, 5%, 7/01/38 (h)	3,200	3,185,152

New Jersey State, GO, 5.75%, 5/01/12	2,500	2,790,700

New Jersey State, GO, Refunding, Series H, 5.25%, 7/01/14	3,000	3,407,010

New Jersey State, GO, Refunding, Series N, 5.50%, 7/15/17 (b)(i)	3,000	3,508,530

New Jersey State Higher Education Assistance Authority, Student Loan
Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (e)	15	15,078

New Jersey State Highway Authority, Garden State Parkway, Senior General
Revenue Refunding Bonds, 6.20%, 1/01/10 (l)	330	342,161

New Jersey State Housing and Mortgage Finance Agency, M/F Housing
Revenue Refunding Bonds, Series B, 6.15%, 11/01/20 (a)	195	197,537

New Jersey State Housing and Mortgage Finance Agency, M/F Housing
Revenue Refunding Bonds, Series B, 6.25%, 11/01/26 (a)	940	947,511

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.50%, 10/01/38	2,250	2,346,008

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, AMT, Series U, 4.90%, 10/01/27	2,500	2,245,925

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, AMT, Series U, 4.95%, 10/01/32	640	560,838

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	2,000	2,035,120

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.65%, 10/01/32	4,400	3,649,844

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	2,900	2,377,217

New Jersey State Transit Corporation, COP (Federal Transit Administration
Grants), Series A, 6.125%, 9/15/09 (d)(e)	1,500	1,542,360

New Jersey State Transportation Trust Fund Authority Revenue Bonds,
Transportation System, Series A, 5.75%, 6/15/20	2,820	3,139,675

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, CABS, Series A, 6.617%, 12/15/38 (c)	10,000	1,570,300

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, CABS, Series C, 5.049%, 12/15/35 (c)(e)	1,380	251,767

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 4.75%, 12/15/37 (e)	3,000	2,769,930

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series D, 5%, 6/15/20	1,230	1,281,070

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 6.50%, 6/15/10	$1,560	$1,645,379

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 6%, 12/15/11 (b)(d)	2,500	2,812,800

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 5.50%, 12/15/21	1,800	1,943,136

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
5.943%, 1/01/35 (c)(e)	1,510	1,018,223

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C,
5%, 1/01/30 (a)	2,500	2,504,850

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series A, 5%, 1/01/27 (b)(i)	1,000	1,002,260

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16	80	93,220

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (b)	545	656,965

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (l)	420	493,594

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (b)(l)	2,955	3,456,367

Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New
Community Urban Renewal), Series A, 5.20%, 6/01/30 (n)(o)	930	859,032

Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
Redevelopment Projects), 4.375%, 1/01/37 (b)	4,000	3,417,280

North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding
Bonds, Series A, 5.408%, 8/01/21 (b)(c)	5,000	2,512,400

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5.234%,
7/01/35 (a)(p)	1,250	968,600

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.972%,
7/01/36 (a)(p)	300	231,321

Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
85th Series, 5.20%, 9/01/18	1,000	1,140,430

Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
93rd Series, 6.125%, 6/01/94	1,000	1,093,200

Port Authority of New York and New Jersey, Consolidated Revenue
Refunding Bonds, AMT, 147th Series, 4.75%, 4/15/37	5,000	4,012,100

Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
12/01/09 (b)	7,000	7,063,840

Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
12/01/11 (b)	1,750	1,752,993

Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (JFK International Air Terminal LLC), AMT, Series 6, 5.75%,
12/01/22 (b)	2,000	1,612,620

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
State Office Building Project), 5.375%, 8/15/28 (a)	605	626,828

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	AMT, 5.20%, 1/01/23	$1,500	$1,396,110

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (d)	1,445	1,742,786

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1A, 5%, 6/01/41	3,500	1,853,600

	Union County, New Jersey, Improvement Authority, Lease Revenue Bonds
	(Madison Redevelopment Project), 5%, 3/01/25 (a)	500	506,880

	Union County, New Jersey, Utilities Authority, Senior Lease Revenue
	Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.50%, 6/01/10 (e)	2,000	2,050,280

	University of Medicine and Dentistry of New Jersey, COP, 5%, 4/15/22 (e)	250	233,760

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.125%, 12/01/22 (e)	250	235,758

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/27 (e)	1,030	952,740

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5%, 12/01/31 (e)	1,500	1,235,955

			214,410,609

Multi-State - 3.6%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (q)(r)	1,000	1,008,670

	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (q)(r)	4,000	4,205,720

	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (q)(r)	4,000	2,799,920

	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (q)(r)	2,000	1,299,960

			9,314,270

Guam - 0.6%	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
	6.75%, 10/01/13 (d)	600	713,586

	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
	6.75%, 10/01/33	150	116,016

	Guam Government Waterworks Authority, Water and Wastewater System,
	Revenue Refunding Bonds, 5.875%, 7/01/35	1,000	791,700

			1,621,302

Puerto Rico -	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
8.3%	Revenue Bonds, Series A, 6%, 7/01/38	2,000	1,799,880

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series B, 6%, 7/01/10 (d)	3,000	3,219,270

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12 (d)	1,000	1,111,370

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/34 (h)	1,000	972,620

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Obligation Refunding Bonds, Series A, 5.375%, 10/01/10	1,000	1,062,370

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Obligation Refunding Bonds, Series A, 5.50%, 10/01/10	1,650	1,757,481

	Puerto Rico Commonwealth, Public Improvement, GO, 5.50%, 7/01/19 (a)	5,000	5,050,700

	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
	7/01/16 (d)	310	368,010

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
	5.25%, 7/01/10 (a)(d)	$1,170	$1,250,227

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series SS, 5%, 7/01/25 (b)	1,500	1,352,250

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,600	1,579,936

	Puerto Rico Industrial, Medical and Environmental Pollution Control
	Facilities Financing Authority, Special Facilities Revenue Bonds (American
	Airlines, Inc.), Series A, 6.45%, 12/01/25	1,345	596,763

	Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/21 (a)	1,250	1,205,763

			21,326,640

US Virgin	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 0.6%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	1,400	1,090,614

	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
	(Hovensa Refinery), AMT, 5.875%, 7/01/22	750	520,388

			1,611,002

	Total Municipal Bonds - 95.9%		248,283,823

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (s)

New Jersey -	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
0.8%	Program Revenue Bonds, Series A, 4.70%, 11/01/25 (a)	2,175	2,044,543

Puerto Rico -	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
0.8%	Obligation Refunding Bonds, Series A, 5.50%, 10/01/18	2,000	2,130,280

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 1.6%		4,174,823

	Total Long-Term Investments
	(Cost - $270,945,401) - 97.5%		252,458,646

	Short-Term Securities	Shares

Money Market	CMA New Jersey Municipal Money Fund, 0.55% (t)(u)	6,012,089	6,012,089
Fund - 2.3%

	Total Short-Term Securities
	(Cost - $6,012,089) - 2.3%		6,012,089

	Total Investments (Cost - $276,957,490*) - 99.8%		258,470,735
	Other Assets Less Liabilities - 1.0%		2,515,995
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (0.8)%		(2,084,734)
	Net Assets - 100.0%		$258,901,996

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$274,643,410

	Gross unrealized appreciation	$7,024,060
	Gross unrealized depreciation	(25,271,735)

	Net unrealized depreciation	$(18,247,675)

(a)	FSA Insured.

(b)	NPFGC Insured.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	AMBAC Insured.

(f)	FNMA Collateralized.

(g)	Radian Insured.

(h)	Assured Guaranty Insured.

(i)	FGIC Insured.

(j)	Maturity of this security is pending as a result of bankruptcy proceedings.

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)	Security is collateralized by Municipal or US Treasury Obligations.

(m)	ACA Insured.

(n)	FHA Insured.

(o)	GNMA Collateralized.

(p)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(q)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(r)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(s)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(t)	Represents the current yield as of report date.

(u)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	(9,248,102)	$50,333

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$6,012,089
Level 2	252,458,646
Level 3	—

Total	$258,470,735

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Pennsylvania - 81.2%	Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5%,
	11/01/21 (a)(b)	$5,875	$6,047,079

	Allegheny County, Pennsylvania, Hospital Development
	Authority, Health Center Revenue Bonds (University of
	Pittsburgh Medical Center Health System), Series B, 6%,
	7/01/25 (a)	7,000	7,273,770

	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds (West Penn Allegheny Health System),
	Series A, 5.375%, 11/15/40	3,120	1,678,342

	Allegheny County, Pennsylvania, IDA, Commercial Development
	Revenue Refunding Bonds (MPB Associates Project), 7.70%,
	12/01/13 (c)	3,040	3,425,198

	Allegheny County, Pennsylvania, IDA, Environmental Improvement
	Revenue Refunding Bonds, 5.50%, 11/01/16	1,000	879,410

	Allegheny County, Pennsylvania, IDA, Environmental Improvement
	Revenue Refunding Bonds (USX Corporation),
	6.10%, 7/15/20	1,500	1,334,640

	Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding
	Bonds (Residential Resources Inc. Project), 5.125%, 9/01/31	905	650,061

	Bradford County, Pennsylvania, IDA, Solid Waste Disposal
	Revenue Refunding Bonds (International Paper Company Project),
	AMT, Series B, 5.20%, 12/01/19	1,000	711,690

	Bucks County, Pennsylvania, IDA, Retirement Community Revenue
	Bonds (Ann’s Choice Inc.), Series A, 5.90%, 1/01/27	770	523,392

	Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds
	(Pennswood Village Project), Series A, 6%, 10/01/12 (d)	1,000	1,154,150

	Central Bucks School District, Pennsylvania, GO, Refunding, 5%,
	5/15/25	6,000	6,254,280

	Chester County, Pennsylvania, IDA, Water Facilities Revenue
	Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%,
	2/01/40 (a)(b)	3,800	2,940,630

	Coatesville, Pennsylvania, School District, GO, 5%, 8/01/25 (c)	10,085	10,345,395

	Dauphin County, Pennsylvania, General Authority, Hospital
	Revenue Refunding Bonds (Hapsco Group - Western Pennsylvania
	Hospital Project), Series B, 6.25%, 7/01/16 (a)(e)	1,000	1,143,880

	Delaware County, Pennsylvania, Authority Revenue Bonds
	(Haverford College), 5.75%, 11/15/25	6,795	7,140,322

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

1

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Delaware County, Pennsylvania, Hospital Authority Revenue
Refunding Bonds (Crozer-Chester Medical Center), 5%, 12/15/31	$6,000	$3,907,620

Delaware County, Pennsylvania, IDA, Water Facilities Revenue
Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%,
11/01/38 (a)(b)	2,375	1,844,876

Delaware County, Pennsylvania, IDA, Water Facilities Revenue
Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series C, 5%,
2/01/35 (a)(b)	5,670	4,485,764

Delaware County, Pennsylvania, IDA, Water Facilities Revenue
Bonds (Philadelphia Suburban Water), 6%, 6/01/29 (a)(b)	3,400	3,216,910

Delaware River Port Authority of Pennsylvania and New Jersey
Revenue Bonds, 5.75%, 1/01/16 (c)	8,000	8,148,720

Delaware River Port Authority of Pennsylvania and New Jersey
Revenue Bonds, 5.75%, 1/01/22 (c)	35,000	35,338,800

Delaware River Port Authority of Pennsylvania and New Jersey
Revenue Bonds (Port District Project), Series B, 5.70%,
1/01/22 (c)	8,930	8,967,952

Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, 5.75%, 7/01/32	21,000	22,024,380

Delaware Valley Regional Finance Authority, Pennsylvania,
Local Government Revenue Refunding Bonds, Series A, 5.50%,
6/01/37	10,000	10,641,200

East Stroudsburg, Pennsylvania, Area School District, GO,
Series A, 7.75%, 9/01/27 (a)(b)	3,700	4,358,970

Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton
County Medical Center Project), 5.90%, 7/01/40	500	305,480

Lancaster County, Pennsylvania, Hospital Authority Revenue
Bonds (Brethren Village Project), Series A, 6.50%, 7/01/40	1,750	1,352,942

Lancaster County, Pennsylvania, Hospital Authority Revenue
Bonds (Masonic Homes Project), 5%, 11/01/26	1,550	1,294,746

Lancaster County, Pennsylvania, Hospital Authority Revenue
Bonds (Masonic Homes Project), 5%, 11/01/31	3,000	2,331,090

Lancaster County, Pennsylvania, Hospital Authority Revenue
Bonds (Masonic Homes Project), 5%, 11/01/36	3,695	2,774,502

Lancaster, Pennsylvania, Higher Education Authority, College
Revenue Bonds (Franklin & Marshall College Project), 5%,
4/15/37	2,930	2,663,018

Lebanon County, Pennsylvania, Health Facilities Authority, Health
Center Revenue Bonds (Pleasant View Retirement Project), Series
A, 5.30%, 12/15/26	1,000	647,960

Lehigh County, Pennsylvania, General Purpose Authority, Revenue
Refunding Bonds (Kids Peace Corporation),
5.70%, 11/01/09 (f)	670	652,171

Mifflin County, Pennsylvania, Hospital Authority, Revenue
Refunding Bonds (Lewiston Hospital), 6.20%, 1/01/11 (d)(g)	1,000	1,097,400

2

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Mifflin County, Pennsylvania, Hospital Authority, Revenue
Refunding Bonds (Lewiston Hospital), 6.40%, 1/01/11 (d)(g)	$2,550	$2,807,626

Mifflin County, Pennsylvania, School District, GO, 7.50%,
9/01/22 (h)	2,300	2,756,412

Monroe County, Pennsylvania, Hospital Authority Revenue
Refunding Bonds (Pocono Medical Center), 5.125%, 1/01/37	4,140	2,967,635

Montgomery County, Pennsylvania, Higher Education and Health
Authority, Revenue Refunding Bonds (Holy Redeemer Health
System Project), Series A, 5.25%, 10/01/27 (i)	9,000	6,549,210

Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds
(Foulkeways at Gwynedd Project), Series A, 5%, 12/01/24	1,000	807,500

Montgomery County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (Aqua Pennsylvania, Inc. Project), Series A,
5.25%, 7/01/42	3,900	3,098,199

Northumberland County, Pennsylvania, IDA, Water Facilities
Revenue Refunding Bonds (Aqua Pennsylvania, Inc. Project), AMT,
5.05%, 10/01/39 (a)(b)	2,500	1,952,825

Pennsylvania Convention Center Authority Revenue Bonds,
Series A, 6.70%, 9/01/16 (b)(e)	1,000	1,163,090

Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management, Inc. Project),
AMT, Series A, 5.10%, 10/01/27	300	237,261

Pennsylvania Economic Development Financing Authority, Water
Facility Revenue Bonds (Aqua Pennsylvania, Inc. Project), AMT,
Series A, 6.75%, 10/01/18	9,400	10,010,248

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 63A, 5.642%, 4/01/30 (j)	13,155	3,384,782

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 66A, 5.65%, 4/01/29	1,045	1,027,831

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 73A, 5.45%, 10/01/32	2,000	1,866,760

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 96A, 4.70%, 10/01/37	6,500	5,305,495

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 99A, 5.25%, 10/01/32	4,800	4,298,400

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
Series 103C, 5.40%, 10/01/33	4,250	4,175,965

Pennsylvania State, GO, First Series, 5%, 10/01/26	5,000	5,179,600

Pennsylvania State, GO, Second Series A, 5%, 8/01/24	6,000	6,301,920

Pennsylvania State Higher Educational Facilities Authority
Revenue Bonds, 5%, 6/15/26 (a)	3,300	3,295,974

Pennsylvania State Higher Educational Facilities Authority
Revenue Bonds (Lafayette College Project), 6%, 5/01/30	155	158,503

Pennsylvania State Higher Educational Facilities Authority,
Revenue Refunding Bonds (University of the Sciences in
Philadelphia), 5%, 11/01/32 (k)	5,000	4,924,600

3

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/16 (i)	$7,695	$8,365,773

Pennsylvania State Public School Building Authority, Revenue
Refunding Bonds (The School District of Philadelphia Project),
Series B, 5%, 6/01/24 (c)	9,000	9,233,280

Pennsylvania State Turnpike Commission, Oil Franchise Tax
Revenue Bonds, Series C, 5%, 12/01/32 (a)	11,000	10,878,560

Pennsylvania State Turnpike Commission, Turnpike Revenue
Bonds, Series A, 5.50%, 12/01/31 (i)	1,600	1,629,072

Pennsylvania State Turnpike Commission, Turnpike Revenue
Bonds, Series A, 5%, 12/01/34 (i)	1,995	1,903,170

Pennsylvania State Turnpike Commission, Turnpike Revenue
Bonds, Sub-Series A, 5%, 6/01/39 (k)	3,500	3,462,025

Pennsylvania State University, Revenue Refunding Bonds,
Series A, 5%, 8/15/28	5,045	5,136,113

Pennsylvania State University, Revenue Refunding Bonds,
Series A, 5%, 8/15/29	2,000	2,028,840

Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT,
Series A, 5%, 6/15/37 (c)	14,000	11,803,120

Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia
Airport System), AMT, Series A, 5%, 6/15/32 (c)	9,500	8,176,840

Philadelphia, Pennsylvania, Authority for IDR (American College
of Physicians), 5.50%, 6/15/20	6,370	6,420,896

Philadelphia, Pennsylvania, Authority for IDR (American College
of Physicians), 5.50%, 6/15/25	8,315	8,321,985

Philadelphia, Pennsylvania, Authority for Industrial Development,
Industrial and Commercial Revenue Bonds (Girard Estate Coal
Mining Project), 5.375%, 11/15/12 (e)	3,945	3,956,874

Philadelphia, Pennsylvania, Authority for Industrial Development,
Industrial and Commercial Revenue Bonds (Girard Estate Coal
Mining Project), 5.50%, 11/15/16 (e)	1,650	1,655,214

Philadelphia, Pennsylvania, Authority for Industrial Development,
Senior Living Revenue Bonds (Rieder House Project), Series A,
6.10%, 7/01/33	500	354,350

Philadelphia, Pennsylvania, Authority for Industrial Development,
Senior Living Revenue Bonds (Saligman House Project), Series C,
6.10%, 7/01/33	500	354,350

Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th
Series B, 7%, 5/15/20 (a)(e)	1,745	2,173,101

Philadelphia, Pennsylvania, Hospitals and Higher Education
Facilities Authority, Hospital Revenue Refunding Bonds
(Presbyterian Medical Center), 6.65%, 12/01/19 (e)	3,000	3,763,020

Philadelphia, Pennsylvania, Parking Authority, Airport Parking
Revenue Bonds, 5.625%, 9/01/17 (c)	4,495	4,574,292

4

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Philadelphia, Pennsylvania, Qualified Redevelopment Authority
	Revenue Bonds, AMT, Series B, 5%, 4/15/27 (a)(b)	$415	$351,571

	Philadelphia, Pennsylvania, School District, GO, Refunding,
	Series A, 5%, 8/01/15 (i)	9,105	9,962,691

	Philadelphia, Pennsylvania, School District, GO, Series E, 6%,
	9/01/38	8,600	8,973,326

	Reading, Pennsylvania, School District, GO, 5%, 1/15/36 (c)	5,290	5,174,890

	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
	Refunding Bonds (Guthrie Healthcare System), Series A, 5.875%,
	12/01/31	320	283,574

	Souderton, Pennsylvania, Area School District, GO, 5%,
	11/15/22 (a)(b)	4,390	4,555,810

	South Fork Municipal Authority, Pennsylvania, Hospital Revenue
	Refunding Bonds (Good Samaritan Medical Center), Series B,
	5.375%, 7/01/16 (a)	3,645	3,652,071

	Southcentral General Authority, Pennsylvania, Revenue
	Refunding Bonds (Wellspan Health Obligated), 5.625%,
	5/15/26 (e)	315	344,374

	Southcentral General Authority, Pennsylvania, Revenue Refunding
	Bonds (Wellspan Health Obligated), Series A, 6%,
	6/01/29	3,750	3,810,488

	Susquehanna Area Regional Airport Authority, Pennsylvania,
	Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	2,400	1,622,376

	Washington County, Pennsylvania, Capital Funding Authority
	Revenue Bonds (Capital Projects and Equipment Program), 6.15%,
	12/01/29 (i)	915	747,162

	Washington County, Pennsylvania, IDA, PCR (West Penn Power),
	Refunding, Series G, 6.05%, 4/01/14 (i)	2,500	2,500,200

	West Chester, Pennsylvania, Area School District, GO, Series A,
	5%, 5/15/18 (c)	7,715	8,619,661

	West Chester, Pennsylvania, Area School District, GO, Series A,
	5%, 5/15/22 (c)	7,550	7,904,322

	Wilkes-Barre, Pennsylvania, Financing Authority, Revenue
	Refunding Bonds (Wilkes University Project), 5%, 3/01/37	1,800	1,289,196

			393,809,163

Multi-State - 9.3%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (l)(m)	25,000	25,216,750

	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (l)(m)	10,000	10,514,300

	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (l)(m)	4,000	2,799,920

	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (l)(m)	10,000	6,499,800

			45,030,770

Guam - 0.5%	Commonwealth of the Northern Mariana Islands, Guam, GO,
	Series A, 6.75%, 10/01/13 (d)	500	594,655

	Guam Economic Development and Commerce Authority, Tobacco
	Settlement Asset-Backed Revenue Refunding Bonds, 5.625%,
	6/01/47	1,750	1,168,510

5

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Guam Government Waterworks Authority, Water and Wastewater
	System, Revenue Refunding Bonds, 6%, 7/01/25	$1,000	$812,980

			2,576,145

Puerto Rico - 6.5%	Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.375%, 5/15/33	1,165	831,158

	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	3,600	3,239,784

	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%,
	7/01/27 (a)	3,000	2,940,930

	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Bonds, Series G, 5%,
	7/01/33	685	546,075

	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Obligation Refunding Bonds, Series A, 5.375%, 10/01/10	1,000	1,062,370

	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Obligation Refunding Bonds, Series A, 5.50%, 10/01/10	2,750	2,929,135

	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax Revenue Bonds, Series B, 5%, 7/01/41	7,700	5,923,918

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
	Series A, 5.50%, 7/01/20 (a)	7,500	7,047,075

	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series WW, 5.50%, 7/01/38	4,450	4,025,381

	Puerto Rico Ports Authority, Special Facilities Revenue Bonds
	(American Airlines), AMT, Series A, 6.25%, 6/01/26	750	332,730

	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	2,940	2,475,186

			31,353,742

US Virgin Islands - 0.4%	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	1,000	779,010

	Virgin Islands Public Finance Authority, Refinery Facilities
	Revenue Bonds (Hovensa Refinery), AMT, 6.125%, 7/01/22	500	366,210

	Virgin Islands Water and Power Authority, Electric System
	Revenue Bonds, Series A, 5%, 7/01/31	1,000	811,300

			1,956,520

	Total Municipal Bonds - 97.9%		474,726,340

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)

Puerto Rico - 0.4%	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Obligation Refunding Bonds, Series A, 5.50%, 10/01/18	2,000	2,130,280

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 0.4%		2,130,280

	Total Long-Term Investments
	(Cost - $504,766,630) - 98.3%		476,856,620

6

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

Money Market	CMA Pennsylvania Municipal Money Fund, 0.22% (o)(p)	5,119,764	$5,119,764
Fund - 1.1%

	Total Short-Term Securities
	(Cost - $5,119,764) - 1.1%		5,119,764

	Total Investments (Cost - $509,886,394*) - 99.4%		481,976,384
	Other Assets Less Liabilities - 0.8%		4,004,268
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (0.2)%		(1,000,459)

	Net Assets - 100.0%		$484,980,193

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$505,189,348

Gross unrealized appreciation	$10,938,614
Gross unrealized depreciation	(35,151,578)

Net unrealized depreciation	$(24,212,964)

(a)	NPFGC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security is collateralized by Municipal or US Treasury Obligations.

(f)	ACA Insured.

(g)	Radian Insured.

(h)	XL Capital Insured.

(i)	AMBAC Insured.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Assured Guaranty Insured.

(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(n)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(o)	Represents the current yield as of report date.

(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Pennsylvania Municipal Money Fund	(6,149,884)	$257,362

7

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$5,119,764
Level 2	476,856,620
Level 3	—

Total	$481,976,384

8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2009